J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8

Commercial Mortgage Pass-Through Certificates, Series 2018-ASH8

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

29 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 10005
Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 Commercial Mortgage Pass-Through Certificates, Series 2018-ASH8 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 January 2018

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a componentized promissory note issued by 8 special purpose entities (collectively, the “Borrowers”), evidencing a floating rate loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee or leasehold interests and the operating lessees’ leasehold interests in 8 full service hotel properties (collectively, the “Properties”) located in six states.

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 February 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “NAP” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File and
c.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Loan Amount ($)”),
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan and each Property as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Allocated Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Spread,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.55700% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10.	Using the:
a.	Mortgage Spread and
b.	LIBOR Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Rate (at LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Rate (at LIBOR Cap) and
d.	Mortgage Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Annual Mortgage Debt Service (at LIBOR Cap),
iii.	Monthly Mortgage Debt Service and
iv.	Monthly Mortgage Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service (at LIBOR Cap).”

Attachment A Page 5 of 6

12.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mortgage Debt Service (at LIBOR Cap),
c.	Cut-Off Date Allocated Loan Amount ($),
d.	Initial Maturity Allocated Mortgage Loan Balance,
e.	TTM November 2017 NOI ($),
f.	TTM November 2017 NCF ($),
g.	Appraised Value and
h.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (at LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (at LIBOR Cap),
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan TTM NCF DY and
ix.	Mortgage Loan Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (at LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (at LIBOR Cap)” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

13.	Using the:
a.	2013 Historical CapEx,
b.	2014 Historical CapEx,
c.	2015 Historical CapEx,
d.	2016 Historical CapEx and
e.	2017 Historical CapEx

of each Property, all as shown on the Final Data File, we recalculated the “Historical CapEx” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

14.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Admin. Fee and
b.	Mortgage Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	17 January 2018

Loan Agreement	17 January 2018

Cash Management Agreement	17 January 2018

Interest Rate Cap Agreement	8 January 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	17 January 2018

Servicing Tape	23 January 2018

Guaranty Agreement	17 January 2018

Completion Guaranty	17 January 2018

Ground Lease Guaranty	17 January 2018

Non-Consolidation Opinion	17 January 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Pro Forma Title Policies	Various

Franchise Agreements	Various

Management Agreements	Various

Historical CapEx Reports	Not Dated

STR Reports	Various

Ground Lease Agreement	18 May 1985

Ground Lease Amendments	Various

Insurance Review Document	4 January 2018

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Street Address (see Note 1)	Appraisal Report or USPS Internet Site (www.usps.gov)
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year of Opening	Appraisal Report
Year of Renovation	Appraisal Report
Most Recent Year of Renovation	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Brand	Franchise Agreement or Management Agreement
Franchise	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Franchise Agreement Expiration Year	Franchise Agreement
Property Manager	Management Agreement
Management Agreement Expiration Date	Management Agreement
Management Agreement Expiration Year	Management Agreement

Third Party Information:

Characteristic	Source Document
Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Type	Appraisal Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Zone (see Note 2)	Seismic Report
Seismic Report Date (see Note 2)	Seismic Report
Seismic PML% (see Note 2)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 9

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 Historical CapEx	Underwriter’s Summary Report
2014 Historical CapEx	Underwriter’s Summary Report
2015 Historical CapEx	Underwriter’s Summary Report
2016 Historical CapEx	Underwriter’s Summary Report
2017 Historical CapEx	Underwriter’s Summary Report
2010 Room Revenue ($)	Underwriter’s Summary Report
2011 Room Revenue ($)	Underwriter’s Summary Report
2012 Room Revenue ($)	Underwriter’s Summary Report
2013 Room Revenue ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
2016 Room Revenue ($)	Underwriter’s Summary Report
TTM November 2017 Room Revenue ($)	Underwriter’s Summary Report
2010 Total Revenue ($)	Underwriter’s Summary Report
2011 Total Revenue ($)	Underwriter’s Summary Report
2012 Total Revenue ($)	Underwriter’s Summary Report
2013 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
TTM November 2017 Total Revenue ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM November 2017 Total Expenses ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM November 2017 NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Underwriting Information: (continued)

Characteristic	Source Document

2010 FF&E ($)	Underwriter’s Summary Report
2011 FF&E ($)	Underwriter’s Summary Report
2012 FF&E ($)	Underwriter’s Summary Report
2013 FF&E ($)	Underwriter’s Summary Report
2014 FF&E ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
TTM November 2017 FF&E ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
TTM November 2017 NCF ($)	Underwriter’s Summary Report
UW Rooms Revenues ($)	Underwriter’s Summary Report
UW Revenues ($)	Underwriter’s Summary Report
UW Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Hotel Operating Information:

Characteristic	Source Document
2010 Rooms Occupied	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
TTM November 2017 Rooms Occupied	Underwriter’s Summary Report
2010 Rooms Available	Underwriter’s Summary Report
2011 Rooms Available	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2013 Rooms Available	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
TTM November 2017 Rooms Available	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Hotel Operating Information: (continued)

Characteristic	Source Document
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM November 2017 Occupancy	Underwriter’s Summary Report
2010 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM November 2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM November 2017 RevPAR ($)	Underwriter’s Summary Report
2012 Occupancy Penetration Index	STR Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report
2016 Occupancy Penetration Index	STR Report
TTM November 2017 Occupancy Penetration Index	STR Report
2012 ADR Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
2016 ADR Penetration Index	STR Report
TTM November 2017 ADR Penetration Index	STR Report

Exhibit 2 to Attachment A Page 5 of 9

Hotel Operating Information: (continued)

Characteristic	Source Document
2012 RevPAR Penetration Index	STR Report
2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report
2016 RevPAR Penetration Index	STR Report
TTM November 2017 RevPAR Penetration Index	STR Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document
Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront CapEx Reserve	Settlement Statement
Monthly CapEx Reserve	Loan Agreement
Terms/Description of Springing CapEx Reserves (If applicable)	Loan Agreement
Immediate Repairs Initial Deposit Amount	Settlement Statement
Upfront Environmental Reserve	Settlement Statement
Upfront Ground Rent Reserve	Settlement Statement
Monthly Ground Rent Reserve	Servicing Tape

Exhibit 2 to Attachment A Page 6 of 9

Mortgage Loan Information:

Characteristic	Source Document(s)
Note Date	Loan Agreement
Borrower Entities	Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Payment Date of Month	Loan Agreement
Payment Date Business Day Convention	Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options Description	Loan Agreement
Debt Yield Extension Test (1st Extension Option)	Loan Agreement
Debt Yield Extension Test (2nd Extension Option)	Loan Agreement
Debt Yield Extension Test (3rd Extension Option)	Loan Agreement
Debt Yield Extension Test (4th Extension Option)	Loan Agreement
Debt Yield Extension Test (5th Extension Option)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Guarantor	Guaranty Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Loan Purpose	Settlement Statement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Late Fee	Loan Agreement
Mortgage Spread	Loan Agreement
First Extension Spread Increase	Loan Agreement
Second Extension Spread Increase	Loan Agreement
Third Extension Spread Increase	Loan Agreement
Fourth Extension Spread Increase	Loan Agreement
Fifth Extension Spread Increase	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Fourth Extension Fee	Loan Agreement
Fifth Extension Fee	Loan Agreement
Rate Type	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 9

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Amortization Type (During Initial Term and Extended Term)	Loan Agreement
Mortgage Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Interest Rate Adjustment Frequency	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap After Extension	Loan Agreement
Prepayment String	Loan Agreement
Partially Prepayable Without Penalty	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox In-Place (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 4)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Cash Management Account	Loan Agreement and Cash Management Agreement
Debt Yield Trigger (Initial Term)	Loan Agreement
Debt Yield Trigger (1st Extension Option)	Loan Agreement
Debt Yield Trigger (2nd Extension Option)	Loan Agreement
Debt Yield Trigger (3rd Extension Option)	Loan Agreement
Debt Yield Trigger (4th Extension Option)	Loan Agreement
Debt Yield Trigger (5th Extension Option)	Loan Agreement
Ownership Interest (see Note 6)	Pro Forma Title Policy
Ground Lease? (see Note 7)	Ground Lease Agreement
Ground Lease Expiration Date (see Note 7)	Ground Lease Agreement

Exhibit 2 to Attachment A Page 8 of 9

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the:
a.	Seismic Zone,
b.	Seismic Report Date and
c.	Seismic PML%

characteristics only for Properties where we received a seismic report Source Document.

For each Property on the Preliminary Data File where we did not receive a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Zone,” “Seismic Report Date” and “Seismic PML%” characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if:
a.	During the term of the Mortgage Loan, in the event that the Properties are not subject to qualified management agreements, the Borrowers and operating lessees shall each establish and maintain an account (each, a “Lockbox Account”) and upon establishing the Lockbox Account, all monies deposited into the Lockbox Account shall be deemed additional security for the debt or
b.	At any time the Properties shall be subject to management agreements, the Borrowers and operating lessees shall, and shall cause the property managers to, deposit all amounts to be paid to the Borrowers or operating lessees under the management agreements directly into the cash management account.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if the Borrowers and operating lessees shall, and shall cause the property managers (if applicable) to, deposit all amounts to be paid to the Borrowers or operating lessees under the management agreements directly into a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Documents have occurred and are outstanding), generally on a daily basis.

Exhibit 2 to Attachment A Page 9 of 9

Notes: (continued)

6.	For the purpose of comparing the “Ownership Interest” characteristic for each Property, the Depositor instructed us to use “Leasehold” for the “Ownership Interest” characteristic only if:
a.	A leasehold ownership interest is shown in the applicable pro forma title policy Source Document and
b.	The Depositor provided us with a ground lease agreement Source Document for the Property.

For each Property that does not have a leasehold ownership interest based on the procedures described in the preceding paragraph, the Depositor instructed us to use “Fee” for the “Ownership Interest” characteristic.

7.	The Depositor instructed us to perform procedures on the:
a.	Ground Lease? and
b.	Ground Lease Expiration Date

characteristics only for Properties where we received a ground lease agreement Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Existing Additional Debt
Additional Debt Type
Exit Fee
Amount Floored?
Substitution Provision Description
Phase II Date
Sponsor
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.